Schedule of Asset Retirement Obligations (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Asset Retirement Obligations
Balance at the beginning of period	$ 8,993,108	$ 9,355,422
Accretion expense	147,307	91,982
Change in estimate	(1,016,578)	(454,296)
Balance at the end of period	$ 8,123,837	$ 8,993,108